SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20548

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Putnam New York Investment Grade Municipal Trust
One Post Office Square
Boston, Massachusetts 02109
(617) 292-1000

under the Investment Company Act of 1940

Investment Company Act File No. 811-07274

1. Title of the class of securities of Putnam New York Investment Grade Municipal Trust (the “Fund”) to be redeemed:

Municipal Income Preferred Shares, Series Th (liquidation preference $50,000 per share) (the “Preferred Shares”).

2. The date on which the securities are to be called or redeemed: May 25, 2007

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to paragraph 4 of Part I of Section 12.1 of the Fund's Bylaws.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all 200 outstanding Preferred Shares.

Signature

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on April 20, 2007.

PUTNAM NEW YORK INVESTMENT GRADE
MUNICIPAL TRUST

By: /s/ Jonathan S. Horwitz
       _______________________________

       Name: Jonathan S. Horwitz
       Title: Senior Vice President and Treasurer